Income Taxes - Significant Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 60,287	$ 25,253
Research and development credits	9,765	3,681
Accruals & reserves	802	727
Stock compensation	2,952	107
Amortization	778	298
Lease liability	3,157	995
Capitalized research and development expenses	22,134	8,271
Total deferred tax assets	99,875	39,332
Valuation allowance	(98,926)	(38,168)	$ (25,195)
Net deferred tax assets	949	1,164
Deferred tax liabilities:
Depreciation	(152)	(224)
Right of use asset	(797)	(940)
Total deferred tax liabilities	(949)	(1,164)
Net deferred taxes	$ 0	$ 0